Comprehensive Income And Accumulated Other Comprehensive Loss	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011
Comprehensive Income And Accumulated Other Comprehensive Loss
Comprehensive Income And Accumulated Other Comprehensive Loss

Note 8—Comprehensive Income and Accumulated Other Comprehensive Loss:

The components of comprehensive income for the periods presented were as follows:

	Six Months Ended July 31
	2011	2010 as adjusted
	(in millions)
Net income	$309	$315
Other comprehensive income (loss):
Foreign currency translation adjustments	7	(1)
Deferred taxes	(3)	(1)

Foreign currency translation adjustments, net of tax	4	(2)

Reclassification of realized loss on settled derivative instruments to net income	—	1
Deferred taxes	—	—

Reclassification of realized loss on settled derivative instruments to net income, net of tax	—	1

Pension liability adjustment	—	7
Deferred taxes	—	(2)

Pension liability adjustment, net of tax	—	5

Total other comprehensive income (loss), net of tax	4	4

Comprehensive income	$313	$319

The components of accumulated other comprehensive loss were as follows:

	July 31, 2011	January 31, 2011 as adjusted
	(in millions)
Foreign currency translation adjustments, net of taxes of $(1) million and $2 million as of July 31, 2011 and January 31, 2011, respectively	$2	$(2)
Unrecognized net loss on settled derivative instruments associated with outstanding debt, net of taxes of $4 million as of July 31, 2011 and January 31, 2011	(5)	(5)

Total accumulated other comprehensive loss, net of taxes of $3 million and $6 million as of July 31, 2011 and January 31, 2011, respectively	$(3)	$(7)

As of July 31, 2011, $1 million of the unrealized net loss on settled derivative instruments (pre-tax) will be amortized and recognized as interest expense during the next 12 months.

Note 14—Comprehensive Income and Accumulated Other Comprehensive Loss:

The components of comprehensive income (loss) were as follows for the years presented:

	Year Ended January 31
	2011	2010	2009
	as adjusted (in millions)
Net income	$619	$496	$446
Other comprehensive income (loss):
Foreign currency translation adjustments	—	12	(20)
Deferred taxes	—	(3)	8

Foreign currency translation adjustments, net of tax	—	9	(12)

Reclassification of realized loss on settled derivative instruments to net income	1	—	2
Deferred taxes	—	—	(1)

Reclassification of realized loss on settled derivative instruments to net income, net of tax	1	—	1

Pension liability adjustments	12	(3)	(14)
Deferred taxes	(3)	1	4

Pension liability adjustments, net of tax	9	(2)	(10)

Total other comprehensive income (loss), net of tax	10	7	(21)

Comprehensive income	$629	$503	$425

The Company sponsors a defined benefit pension plan in the United Kingdom for plan participants that primarily performed services on a specific customer contract, which expired in March 2010. As of January 31, 2011, the pension plan had an underfunded projected benefit obligation of $20 million and no unrecognized actuarial loss (pre-tax). In April 2010, plan participants then performing services on the contract transferred to a successor contractor. These transfers gave rise to a curtailment gain, resulting in a reduction in the unrecognized actuarial loss (a component of accumulated other comprehensive loss) in the amount of $8 million (pre-tax) during fiscal 2011.

The components of accumulated other comprehensive loss were as follows:

	January 31
	2011	2010
	as adjusted (in millions)
Foreign currency translation adjustments, net of taxes of $2 million as of January 31, 2011 and 2010	$(2)	$(2)
Unrecognized net loss on settled derivative instruments associated with outstanding debt, net of taxes of $4 million as of January 31, 2011 and 2010	(5)	(6)
Unrecognized loss on defined benefit plan, net of taxes of $3 million as of January 31, 2010	—	(9)

Total accumulated other comprehensive loss, net of taxes of $6 million and $9 million as of January 31, 2011 and 2010, respectively	$(7)	$(17)

As of January 31, 2011, $1 million of the unrealized net loss on settled derivative instruments (pre-tax) will be amortized and recognized as interest expense during the next 12 months.